Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues [Abstract]
Operating Lease, Lease Income	$ 82,585	$ 9,389
Vessel revenue-related party	14,895	57,601
Vessel Revenue	97,480	66,990
Operating Expenses [Abstract]
Voyage expenses	9,782	1,385
Voyage expense- related party	4,800	1,435
Vessel operating costs	20,825	40,806
Costs and Expenses, Related Party	3,025	6,129
Charterhire expense	29,346	9,174
Vessel depreciation	0	25,023
General and administrative expenses	10,403	9,193
General and administrative expenses-related party	2,316	4,112
(Gain) loss / write-down on assets held for sale	(23,438)	16,611
Loss / write-down on assets held for sale-related party	1,454	398
Total operating expenses	58,513	114,266
Operating income (loss)	38,967	(47,276)
Other Income (expense) [Abstract]
Interest income	39	172
Income from equity investment	5,381	0
Income from equity investment-related party	23,836	(102,324)
Foreign exchange gain (loss)	3	(130)
Financial expense, net	(13,350)	(20,196)
Total other income (expense)	15,909	(122,478)
Net income (loss)	$ 54,876	$ (169,754)
Weighted Average Number of Shares Issued, Basic	10,628	7,379
Weighted Average Number of Shares Outstanding, Diluted	10,907	7,379
Earnings Per Share, Basic	$ 5.16	$ (23.01)
Earnings Per Share, Diluted	$ 5.03	$ (23.01)